LOSS PER SHARE	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Loss per share:
LOSS PER SHARE

NOTE 4 – LOSS PER SHARE

We calculate basic loss per share by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is calculated similarly but reflects the potential impact of shares issuable upon the conversion or exercise of outstanding convertible preferred stock, convertible notes payable, if any, stock warrants and other commitments to issue common stock, except where the impact would be anti-dilutive.

The following table sets forth the computations of basic and diluted loss per share:

	Three Months Ended December 31,
	2023	2022
Net loss	$(894,596)	$(11,024,951)
Weighted average basic and diluted shares	376,328,885	262,832,833
Loss per share:
Basic and diluted	$(0.002)	$(0.04)

	Nine Months Ended December 31,
	2023	2022
Net loss	$(4,773,744)	$(30,763,863)
Weighted average basic and diluted shares	374,543,761	267,956,183
Loss per share:
Basic and diluted	$(0.01)	$(0.12)

The following potentially dilutive securities and instruments were outstanding as of December 31, 2023, and 2022, but excluded from the table above:

	As of December 31,
	2023	2022
Convertible preferred stock	6,320,000	6,320,000
Convertible notes payable	-	163,612,120

Total potential incremental shares	6,320,000	169,932,120

NOTE 5 – LOSS PER SHARE

The Company calculates basic loss per share by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is calculated similarly but reflects the potential impact of shares issuable upon the conversion or exercise of our outstanding convertible Preferred Stock, convertible notes payable, stock warrants and other commitments to issue Common Stock, except where the impact would be anti-dilutive, as defined in GAAP.

The following table sets forth the computations of basic and diluted earnings (loss) per share for the periods indicated:

	Fiscal Year Ended March 31,
	2023	2022
Net loss	$(37,685,163)	$(17,106,497)

Weighted average basic and diluted shares	274,108,025	206,211,711
Loss per share:
Basic and diluted	$(0.14)	$(0.08)

The following potentially dilutive securities and instruments were outstanding on the dates indicated, but excluded from the table above because their impact would be anti-dilutive:

	As of March 31,
	2023	2022
Convertible notes payable	663,546,451	158,403,141
Stock warrants	669,010,148	68,475,290
Convertible Preferred Stock	6,320,000	7,307,589
Total potential incremental shares	1,338,876,599	234,186,020